FIRST TRUST PORTFOLIOS L.P.
                            120 EAST LIBERTY DRIVE
                           WHEATON, ILLINOIS 60187




                               August 13, 2026



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

Re:                                FT 13113
                   (File No. 333-296629) (CIK No. 2132790)

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Amendment to the Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on August 11, 2026.

                                    Very truly yours,
                                           FT 13113, Registrant

                                    By:   FIRST TRUST PORTFOLIOS L.P.
                                          ___________________________
                                          Depositor

                                    By:   /s/ Ronda L. Saeli-Chiappe
                                          __________________________
                                          Senior Vice President